Other income and expenses (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other income and expense
Loss on set up of associate (Note 6)	₽ (267)
Compensation of expenses from an associate	181
Change in fair value of financial instruments	(86)
Share in loss of associates and joint ventures	(46)
Loss on disposal of subsidiaries			₽ (10)
Other expenses	(27)	₽ (71)	(76)
Other income	18	30	7
Total other income and expenses, net	₽ (227)	₽ (41)	₽ (79)